LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENT
Schedule of long-term investments

	Cost Method	Equity Method	Total
	(RMB in thousands)
Balances at December 31, 2014	—	—	—

Additions	11,132	—	11,132
Foreign currency translation adjustments	446	—	446

Balances at December 31, 2015	11,578	—	11,578

Additions	14,837	4,600	19,437
Share of results of an equity investee	—	(1,640)	(1,640)
Impairment charges	(5,635)	—	(5,635)
Foreign currency translation adjustments	1,147	—	1,147

Balances at December 31, 2016	21,927	2,960	24,887

Additions	2,833	—	2,833
Share of results of an equity investee	—	(2,028)	(2,028)
Impairment charges	—	(932)	(932)
Foreign currency translation adjustments	(1,275)	—	(1,275)

Balances at December 31, 2017	23,485	—	23,485